October 4, 2005



VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

                  Re:      The Arbitrage Funds
                           File Nos. 333-30470 and 811-09815
                           Rule 497(j) Certification

Ladies & Gentlemen:

                  The undersigned officer of The Arbitrage Funds (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

                  1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 5 to the Form N-1A Registration Statement filed by the Company on September 30, 2005, which is the most recent amendment to such registration statement; and

                  2. that the text of Post-Effective Amendment No. 5 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on September 30, 2005.

                                                        Very truly yours,

                                                        THE ARBITRAGE FUNDS


                                                        By: /s/ John S. Orrico
                                                        ------------------------
                                                        John S. Orrico
                                                        President and Treasurer